Related Party Transactions	6 Months Ended	12 Months Ended
	Mar. 31, 2020	Sep. 30, 2019
Related Party Transactions [Abstract]
Related Party Transactions

NOTE 11 — RELATED PARTY TRANSACTIONS

(a) Due to related parties

	Related party relationship	March 31, 2020	September 30, 2019
		(Unaudited)
Shaanxi Meishengyuang Bio-Technoloy Co., Ltd	5.5% of shareholder of Xi’an App-chem	$1,305,891	$770,532
Wenhu Guo	Senior Management of the Company	249,714	388,075
Jing Liu	Wife of the controlling shareholder	4,232	4,203
Sheying Wang	Senior Management of the Company	3,103	3,055
Total due to related parties		$1,562,940	$1,165,865

As of March 31, 2020 and September 30, 2019, the balance of due to related parties was comprised of the Company’s borrowings from related parties and was used for working capital during the Company’s normal course of business. Such advance was non-interest bearing and due on demand.

(b) Loan guarantee provided by related parties

In connection with the Company’s short-term and long-term loans borrowed from PRC banks and other financial institutions, the Company’s controlling shareholder, Mr. Yongwei Hu pledged his proportionate ownership interest in Xi’an App-chem, and his personal bank savings as collateral to safeguard the Company’s borrowings from the banks and financial institutions. Mr. Yongwei Hu and his wife Ms. Jing Liu also jointly pledged their personal residence property to guarantee the Company’s certain loans (see Note 10).

NOTE 11 — RELATED PARTY TRANSACTIONS

(a) Due to related parties

		September 30,	September 30,
	Related party relationship	2019	2018
Shaanxi Meishengyuang Bio-Technoloy Co., Ltd	5.5% of shareholder of Xi’an App-chem	$770,532	$276,602
Wenhu Guo	Senior Management of the Company	388,075	249,382
Jing Liu	Wife of the controlling shareholder	4,203	4,368
Sheying Wang	Senior Management of the Company	3,055	3,175
		$1,165,865	$533,527

As of September 30, 2019 and 2018, the balance of due to related parties was comprised of the Company’s borrowings from related parties and was used for working capital during the Company’s normal course of business. Such advance was non-interest bearing and due on demand.

(b) Loan guarantee provided by related parties

In connection with the Company’s short-term and long-term loans borrowed from PRC banks and other financial institutions, the Company’s controlling shareholder, Mr. Yongwei Hu pledged his proportionate ownership interest in Xi’an App-chem, and his personal bank savings as collaterals to safeguard the Company’s borrowings from the banks and financial institutions. Mr. Yongwei Hu and his wife Ms. Jing Liu also jointly pledged their personal residence property to guarantee the Company’s certain loans (see Note 10).